Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions			12 Months Ended
	Jul. 31, 2017	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Net cash flow provided by operating activities			€ 13,796	€ 13,338	€ 13,615
Net cash flow used in investing activities			(10,245)	(8,208)	(12,917)
Net cash flow used in financing activities			(1,752)	(4,220)	(3,612)
Increase (decrease) in cash and cash equivalents			1,456	€ 1,121	€ (3,914)
Proceeds from sales of interests in associates			€ 1,275
Percent of total shares classified as treasury shares			1.26514%	2.80339%	2.8469%
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities			€ 3,710	€ 3,123	€ 2,893
Net cash flow used in investing activities			(2,285)	(2,039)	(4,111)
Net cash flow used in financing activities			(1,653)	(1,218)	1,530
Increase (decrease) in cash and cash equivalents			(228)	(134)	312
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities			1,942	2,154	2,081
Net cash flow used in investing activities			(1,223)	(1,252)	(2,180)
Net cash flow used in financing activities			(706)	(1,323)	(1,023)
Increase (decrease) in cash and cash equivalents			€ 13	€ (421)	€ (1,122)
Acquisitions (shares)			178,500,000
Percentage of share capital acquired			6.00%
Telxius Telecom, S.A.
Entity Information [Line Items]
Percentage of share capital sold			40.00%
Treasury shares
Entity Information [Line Items]
Increase (decrease) in number of shares outstanding	3,187,055		72,022,480	74,627,988	74,076,263
Acquisitions (shares)			0	77,087,297	138,036,450
Treasury shares | Telefónica Germany
Entity Information [Line Items]
Increase (decrease) in number of shares outstanding		2,724,699	72,000,000
Percent of total shares classified as treasury shares			1.43%